Fair Value of Financial Instruments (Details) - Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration	Jun. 30, 2024	Dec. 31, 2023
Stock price [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input	2.63	2.03
Term [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input	2.38	2.88
Expected volatility [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input	35.8	40.7
Risk-free interest rate [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input	4.53	3.96
Expected dividend yield [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input